Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 16,467	$ 7,047
Trade receivables (Note 24)	162,235	133,176
Inventories (Note 7)	194,516	184,937
Other current assets (Note 8)	21,048	22,287
Current assets	394,266	347,447
Property, plant and equipment (Note 9)	415,214	415,311
Goodwill (Note 11)	132,894	107,677
Intangible assets (Note 12)	124,274	115,049
Deferred tax assets (Note 5)	29,677	29,738
Other assets (Note 10)	13,310	10,518
Total assets	1,109,635	1,025,740
Current liabilities
Accounts payable and accrued liabilities	180,446	145,051
Share-based compensation liabilities, current (Note 18)	17,769	4,948
Provisions, current (Note 16)	4,222	1,766
Borrowings and lease liabilities, current (Notes 14 and 15)	26,219	26,319
Current liabilities	228,656	178,084
Borrowings and lease liabilities, non-current (Notes 14 and 15)	463,745	482,491
Pension, post-retirement and other long-term employee benefits (Note 20)	19,826	17,018
Share-based compensation liabilities, non-current (Note 18)	13,664	4,247
Non-controlling interest put options (Note 24)	15,758	13,634
Deferred tax liabilities (Note 5)	34,108	46,669
Provisions, non-current (Note 16)	2,430	3,069
Other liabilities (Note 17)	14,766	8,300
Total liabilities	792,953	753,512
EQUITY
Capital stock (Note 18)	354,880	354,559
Contributed surplus (Note 18)	22,776	16,782
Deficit	(51,114)	(87,899)
Accumulated other comprehensive loss	(21,886)	(22,702)
Total equity attributable to Company shareholders	304,656	260,740
Non-controlling interests	12,026	11,488
Total equity	316,682	272,228
Total liabilities and equity	$ 1,109,635	$ 1,025,740